UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Inflation-Protected Bond Index Central Fund

December 31, 2014

1.938138.102

IPB-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.6%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	$ 16,217,877	$ 16,173,625
0.125% 4/15/17	18,250,940	18,273,017
0.125% 4/15/18	20,291,151	20,229,317
0.125% 4/15/19	20,098,607	19,906,267
0.125% 1/15/22	16,143,523	15,741,285
0.125% 7/15/22	16,650,805	16,260,012
0.125% 1/15/23	16,728,772	16,215,105
0.125% 7/15/24	16,267,187	15,703,532
0.375% 7/15/23	16,592,488	16,442,106
0.625% 7/15/21	14,626,239	14,843,478
0.625% 1/15/24	16,553,991	16,694,592
1.125% 1/15/21	13,779,153	14,346,988
1.25% 7/15/20	12,046,687	12,667,829
1.375% 7/15/18	6,114,186	6,408,001
1.375% 1/15/20	7,838,479	8,239,654
1.625% 1/15/18	6,199,425	6,493,929
1.875% 7/15/19	6,464,056	6,953,227
2% 1/15/16	8,070,037	8,192,717
2.125% 1/15/19	5,688,647	6,124,909
2.375% 1/15/17	6,847,584	7,188,376
2.5% 7/15/16	7,897,110	8,235,285
2.625% 7/15/17	5,871,200	6,298,502
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $285,479,254)	277,631,753
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,089,820
NET ASSETS - 100%	$ 278,721,573
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $285,512,909. Net unrealized depreciation aggregated $7,881,156, of which $42,561 related to appreciated investment securities and $7,923,717 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond
Central Fund

December 31, 2014

1.811341.110

TP1-QTLY-0215

Investments December 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.6%
General Motors Co.:
3.5% 10/2/18	$ 6,330,000	$ 6,456,600
6.25% 10/2/43	1,080,000	1,290,168
General Motors Financial Co., Inc.:
2.625% 7/10/17	2,000,000	2,008,670
3% 9/25/17	4,633,000	4,685,260
3.25% 5/15/18	3,325,000	3,329,156
3.5% 7/10/19	7,458,000	7,615,528
4.25% 5/15/23	3,750,000	3,824,588
4.375% 9/25/21	14,559,000	15,195,956
4.75% 8/15/17	3,460,000	3,648,916
		48,054,842
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	4,475,000	4,717,106
Media - 1.1%
COX Communications, Inc. 3.25% 12/15/22 (e)	2,216,000	2,175,755
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19	5,356,000	6,126,364
Discovery Communications LLC 3.25% 4/1/23	821,000	797,001
News America Holdings, Inc. 7.75% 12/1/45	3,776,000	5,680,244
Time Warner Cable, Inc.:
4% 9/1/21	17,166,000	18,269,636
5.85% 5/1/17	2,001,000	2,184,320
8.25% 4/1/19	13,760,000	16,844,208
Time Warner, Inc.:
4.9% 6/15/42	5,000,000	5,268,085
6.2% 3/15/40	7,609,000	9,263,303
Viacom, Inc. 4.25% 9/1/23	15,137,000	15,607,761
		82,216,677
TOTAL CONSUMER DISCRETIONARY		134,988,625
CONSUMER STAPLES - 1.3%
Beverages - 0.1%
Heineken NV 2.75% 4/1/23 (e)	3,184,000	3,069,943
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	4,105,000	4,284,430
		7,354,373
Food & Staples Retailing - 0.3%
CVS Health Corp. 4% 12/5/23	5,415,000	5,730,543
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17	$ 1,887,000	$ 1,891,814
2.7% 11/18/19	4,256,000	4,277,655
3.3% 11/18/21	5,048,000	5,083,119
3.8% 11/18/24	3,855,000	3,931,715
		20,914,846
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	2,063,000	2,049,256
3.2% 1/25/23	1,735,000	1,699,460
		3,748,716
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22	4,116,000	3,999,501
4% 1/31/24	4,065,000	4,238,092
5.375% 1/31/44	6,961,000	7,923,832
9.25% 8/6/19	1,502,000	1,930,433
9.7% 11/10/18	1,582,000	2,008,836
Reynolds American, Inc.:
3.25% 11/1/22	9,074,000	8,838,457
4.75% 11/1/42	13,658,000	13,255,786
6.15% 9/15/43	2,807,000	3,255,197
6.75% 6/15/17	6,895,000	7,681,037
7.25% 6/15/37	9,291,000	11,934,141
		65,065,312
TOTAL CONSUMER STAPLES		97,083,247
ENERGY - 5.1%
Energy Equipment & Services - 0.4%
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,140,000	5,103,465
5.35% 3/15/20 (e)	4,099,000	4,290,165
5.85% 5/21/43 (e)(i)	10,959,000	10,630,230
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	3,309,000	3,480,175
Transocean, Inc. 5.05% 12/15/16	3,323,000	3,339,878
		26,843,913
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.7%
BP Capital Markets PLC:
3.535% 11/4/24	$ 7,950,000	$ 7,807,814
4.5% 10/1/20	3,295,000	3,565,088
DCP Midstream Operating LP:
2.5% 12/1/17	2,739,000	2,736,058
2.7% 4/1/19	709,000	694,037
3.875% 3/15/23	7,216,000	6,905,250
5.6% 4/1/44	7,397,000	7,562,493
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	6,280,000	6,142,895
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	2,382,000	2,316,738
3.9% 5/15/24 (e)	2,513,000	2,422,246
Enbridge Energy Partners LP 4.2% 9/15/21	791,000	826,202
Enterprise Products Operating LP:
2.55% 10/15/19	1,568,000	1,552,213
3.75% 2/15/25	5,266,000	5,286,053
Kinder Morgan Energy Partners LP 2.65% 2/1/19	3,038,000	2,993,381
Kinder Morgan Holding Co. LLC:
3.05% 12/1/19	5,248,000	5,206,278
4.3% 6/1/25	15,622,000	15,674,412
Marathon Petroleum Corp. 5.125% 3/1/21	2,718,000	2,970,875
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,694,000	1,890,147
Nakilat, Inc. 6.067% 12/31/33 (e)	2,653,000	2,964,728
Petro-Canada 6.05% 5/15/18	1,960,000	2,204,500
Petrobras Global Finance BV:
4.375% 5/20/23	45,164,000	38,844,653
5.625% 5/20/43	20,715,000	16,887,904
7.25% 3/17/44	22,238,000	21,960,025
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	10,000,000	9,549,100
5.375% 1/27/21	10,882,000	10,082,935
Petroleos Mexicanos:
4.875% 1/18/24	5,463,000	5,676,057
5.5% 6/27/44	55,941,000	57,059,820
6.375% 1/23/45	21,014,000	23,798,355
6.5% 6/2/41	22,489,000	25,806,128
Phillips 66 Co. 4.3% 4/1/22	4,867,000	5,138,048
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	2,271,000	2,283,272
Spectra Energy Capital, LLC 3.3% 3/15/23	5,000,000	4,749,365
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Spectra Energy Partners, LP:
2.95% 9/25/18	$ 1,225,000	$ 1,253,659
4.6% 6/15/21	1,165,000	1,261,024
The Williams Companies, Inc.:
3.7% 1/15/23	2,215,000	1,989,260
4.55% 6/24/24	24,070,000	22,384,643
Western Gas Partners LP:
2.6% 8/15/18	6,735,000	6,758,451
5.375% 6/1/21	7,378,000	8,094,684
Williams Partners LP:
4.125% 11/15/20	1,086,000	1,112,605
4.3% 3/4/24	5,461,000	5,450,963
		351,862,359
TOTAL ENERGY		378,706,272
FINANCIALS - 17.9%
Banks - 6.9%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	7,090,000	7,114,106
4% 4/14/19 (e)	7,945,000	7,825,825
5.75% 9/26/23 (e)	6,488,000	6,682,640
Bank of America Corp.:
3.3% 1/11/23	21,902,000	21,903,686
3.875% 3/22/17	2,890,000	3,023,969
4.1% 7/24/23	6,733,000	7,090,859
4.125% 1/22/24	10,800,000	11,341,674
4.25% 10/22/26	7,558,000	7,541,032
5.65% 5/1/18	3,780,000	4,199,478
5.7% 1/24/22	20,000,000	23,168,740
5.75% 12/1/17	11,300,000	12,486,251
5.875% 1/5/21	3,255,000	3,774,085
Bank of America NA 5.3% 3/15/17	3,196,000	3,433,226
Barclays PLC 2.75% 11/8/19	6,297,000	6,258,525
Capital One NA 2.95% 7/23/21	10,312,000	10,247,478
Citigroup, Inc.:
1.85% 11/24/17	14,763,000	14,747,145
3.375% 3/1/23	7,000,000	7,062,601
3.953% 6/15/16	5,120,000	5,316,106
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
4.05% 7/30/22	$ 2,408,000	$ 2,491,461
5.3% 5/6/44	15,365,000	16,834,954
5.5% 9/13/25	2,779,000	3,074,977
6.125% 5/15/18	3,790,000	4,289,401
Credit Suisse AG 6% 2/15/18	9,198,000	10,231,745
Discover Bank:
4.2% 8/8/23	9,938,000	10,428,242
7% 4/15/20	5,075,000	5,981,106
8.7% 11/18/19	1,160,000	1,434,502
Fifth Third Bancorp:
4.5% 6/1/18	2,119,000	2,282,646
8.25% 3/1/38	1,976,000	2,968,316
HBOS PLC 6.75% 5/21/18 (e)	3,118,000	3,474,999
HSBC Holdings PLC:
4.25% 3/14/24	3,929,000	4,088,447
5.25% 3/14/44	2,847,000	3,189,081
Huntington Bancshares, Inc. 7% 12/15/20	1,211,000	1,457,475
JPMorgan Chase & Co.:
3.2% 1/25/23	27,834,000	27,845,746
3.25% 9/23/22	27,599,000	27,759,764
3.875% 9/10/24	19,260,000	19,276,390
4.125% 12/15/26	22,263,000	22,202,267
4.25% 10/15/20	3,485,000	3,746,724
4.35% 8/15/21	9,268,000	10,071,313
4.5% 1/24/22	15,434,000	16,850,100
4.625% 5/10/21	3,428,000	3,772,843
4.95% 3/25/20	2,733,000	3,019,159
KeyBank NA 6.95% 2/1/28	850,000	1,108,970
Marshall & Ilsley Bank 5% 1/17/17	6,030,000	6,399,856
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	5,925,000	6,064,451
Regions Bank:
6.45% 6/26/37	7,667,000	9,583,873
7.5% 5/15/18	18,822,000	21,850,366
Regions Financial Corp. 2% 5/15/18	6,384,000	6,321,916
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	23,490,000	23,893,817
6% 12/19/23	41,227,000	44,624,022
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Royal Bank of Scotland Group PLC: - continued
6.1% 6/10/23	$ 12,534,000	$ 13,594,314
6.125% 12/15/22	11,163,000	12,149,876
		515,580,545
Capital Markets - 3.9%
Affiliated Managers Group, Inc. 4.25% 2/15/24	2,828,000	2,946,394
Goldman Sachs Group, Inc.:
1.748% 9/15/17	21,851,000	21,725,248
2.625% 1/31/19	17,288,000	17,393,561
2.9% 7/19/18	10,067,000	10,327,534
3.625% 1/22/23	12,000,000	12,151,464
5.25% 7/27/21	5,219,000	5,890,487
5.75% 1/24/22	5,977,000	6,914,116
5.95% 1/18/18	4,700,000	5,221,550
6.75% 10/1/37	33,359,000	41,944,773
Lazard Group LLC:
4.25% 11/14/20	3,548,000	3,739,415
6.85% 6/15/17	3,693,000	4,111,302
Morgan Stanley:
1.875% 1/5/18	7,500,000	7,481,813
2.125% 4/25/18	8,669,000	8,674,765
2.375% 7/23/19	15,182,000	15,126,009
3.7% 10/23/24	12,880,000	13,055,426
3.75% 2/25/23	26,993,000	27,689,986
3.875% 4/29/24	11,867,000	12,175,969
4.875% 11/1/22	27,262,000	28,954,370
5% 11/24/25	15,331,000	16,359,940
5.75% 1/25/21	13,341,000	15,314,814
6.625% 4/1/18	7,000,000	7,973,245
7.3% 5/13/19	3,747,000	4,444,489
		289,616,670
Consumer Finance - 0.4%
Discover Financial Services:
3.85% 11/21/22	4,015,000	4,084,869
3.95% 11/6/24	5,006,000	5,032,246
5.2% 4/27/22	3,503,000	3,868,731
Hyundai Capital America:
1.625% 10/2/15 (e)	1,922,000	1,930,109
1.875% 8/9/16 (e)	1,801,000	1,813,919
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Hyundai Capital America: - continued
2.125% 10/2/17 (e)	$ 2,125,000	$ 2,135,512
Synchrony Financial:
1.875% 8/15/17	1,832,000	1,835,680
3% 8/15/19	2,690,000	2,719,437
3.75% 8/15/21	4,062,000	4,149,288
4.25% 8/15/24	4,089,000	4,195,841
		31,765,632
Diversified Financial Services - 0.1%
ING Bank NV 5.8% 9/25/23 (e)	3,538,000	3,924,629
Insurance - 1.7%
American International Group, Inc. 5.6% 10/18/16	5,848,000	6,285,816
Aon Corp. 5% 9/30/20	1,574,000	1,757,561
Aon PLC 4% 11/27/23	20,880,000	21,997,205
Five Corners Funding Trust 4.419% 11/15/23 (e)	7,020,000	7,423,095
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(i)	11,559,000	11,963,565
Hartford Financial Services Group, Inc. 5.125% 4/15/22	6,281,000	7,060,397
Liberty Mutual Group, Inc.:
5% 6/1/21 (e)	5,457,000	5,944,321
6.5% 3/15/35 (e)	4,626,000	5,651,890
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	2,958,000	3,287,580
MetLife, Inc. 4.368% 9/15/23	5,966,000	6,505,255
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	4,111,000	6,466,615
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,253,000	7,976,697
6% 2/10/20 (e)	363,000	412,616
Prudential Financial, Inc.:
4.5% 11/16/21	2,796,000	3,048,121
4.75% 9/17/15	6,617,000	6,790,577
7.375% 6/15/19	1,370,000	1,646,947
Symetra Financial Corp. 6.125% 4/1/16 (e)	3,545,000	3,719,875
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	9,676,000	10,782,431
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	2,167,000	2,171,193
4.125% 11/1/24 (e)	3,142,000	3,218,715
Unum Group 5.625% 9/15/20	3,364,000	3,788,012
		127,898,484
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - 2.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	$ 1,599,000	$ 1,583,710
4.6% 4/1/22	1,545,000	1,643,356
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,612,000	1,609,219
AvalonBay Communities, Inc.:
3.625% 10/1/20	3,128,000	3,253,405
4.2% 12/15/23	34,799,000	36,761,594
Boston Properties, Inc. 3.85% 2/1/23	6,233,000	6,470,334
Camden Property Trust:
2.95% 12/15/22	2,214,000	2,159,640
4.25% 1/15/24	5,830,000	6,133,813
DDR Corp.:
3.5% 1/15/21	21,013,000	21,245,320
4.625% 7/15/22	3,879,000	4,140,864
4.75% 4/15/18	4,014,000	4,287,743
7.5% 4/1/17	2,084,000	2,335,009
9.625% 3/15/16	5,150,000	5,654,479
Duke Realty LP:
3.625% 4/15/23	6,884,000	6,910,703
3.75% 12/1/24	2,709,000	2,740,991
3.875% 10/15/22	4,992,000	5,140,727
4.375% 6/15/22	13,137,000	13,906,329
5.5% 3/1/16	3,680,000	3,858,885
5.95% 2/15/17	1,473,000	1,597,339
6.5% 1/15/18	4,735,000	5,330,568
Equity One, Inc.:
3.75% 11/15/22	7,500,000	7,527,698
5.375% 10/15/15	606,000	624,813
6% 9/15/17	3,170,000	3,478,203
6.25% 1/15/17	2,488,000	2,693,402
Federal Realty Investment Trust:
5.9% 4/1/20	1,116,000	1,289,852
6.2% 1/15/17	1,240,000	1,356,440
Government Properties Income Trust 3.75% 8/15/19	7,823,000	7,941,503
Health Care REIT, Inc.:
2.25% 3/15/18	2,380,000	2,394,894
4.7% 9/15/17	946,000	1,016,498
Highwoods/Forsyth LP 3.2% 6/15/21	4,698,000	4,668,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HRPT Properties Trust:
5.75% 11/1/15	$ 1,762,000	$ 1,787,656
6.65% 1/15/18	2,850,000	3,131,609
Lexington Corporate Properties Trust 4.4% 6/15/24	2,739,000	2,769,236
Omega Healthcare Investors, Inc.:
4.5% 1/15/25 (e)	2,500,000	2,474,500
4.95% 4/1/24	2,418,000	2,516,268
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,683,000	1,686,496
5% 12/15/23	1,288,000	1,396,182
United Dominion Realty Trust, Inc. 5.25% 1/15/15	1,580,000	1,581,951
Weingarten Realty Investors 3.375% 10/15/22	1,137,000	1,124,031
WP Carey, Inc. 4.6% 4/1/24	14,578,000	15,306,900
		203,531,155
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19	4,111,000	4,107,391
3.85% 4/15/16	7,386,000	7,628,748
4.25% 7/15/22	2,470,000	2,560,199
6.125% 4/15/20	1,499,000	1,707,853
Brandywine Operating Partnership LP:
3.95% 2/15/23	5,894,000	5,944,075
4.1% 10/1/24	7,694,000	7,709,457
4.55% 10/1/29	7,694,000	7,780,188
4.95% 4/15/18	4,871,000	5,236,101
5.7% 5/1/17	2,297,000	2,475,337
Digital Realty Trust LP 4.5% 7/15/15	2,065,000	2,084,694
ERP Operating LP:
2.375% 7/1/19	4,920,000	4,898,972
4.625% 12/15/21	7,286,000	7,970,957
4.75% 7/15/20	3,181,000	3,494,736
Essex Portfolio LP 3.875% 5/1/24	5,285,000	5,378,587
Healthcare Trust of America Holdings LP 3.375% 7/15/21	11,576,000	11,555,059
Liberty Property LP:
3.375% 6/15/23	3,033,000	2,956,911
4.125% 6/15/22	2,690,000	2,788,524
4.75% 10/1/20	4,767,000	5,137,177
5.5% 12/15/16	3,166,000	3,400,287
6.625% 10/1/17	3,452,000	3,868,553
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 4,124,000	$ 4,140,776
3.15% 5/15/23	10,776,000	9,867,713
4.5% 4/18/22	11,607,000	11,687,669
Mid-America Apartments LP:
4.3% 10/15/23	1,390,000	1,462,554
5.5% 10/1/15	16,890,000	17,451,272
Post Apartment Homes LP 3.375% 12/1/22	1,090,000	1,074,059
Reckson Operating Partnership LP 6% 3/31/16	1,240,000	1,307,372
Regency Centers LP 5.25% 8/1/15	1,981,000	2,030,214
Tanger Properties LP:
3.75% 12/1/24	5,090,000	5,129,453
3.875% 12/1/23	3,062,000	3,134,716
6.125% 6/1/20	4,142,000	4,784,196
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	2,187,000	2,314,465
		163,068,265
TOTAL FINANCIALS		1,335,385,380
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co.:
2.675% 12/15/19	2,238,000	2,267,432
4.685% 12/15/44	2,078,000	2,237,925
		4,505,357
Health Care Providers & Services - 0.3%
Express Scripts Holding Co. 4.75% 11/15/21	6,771,000	7,472,157
Medco Health Solutions, Inc. 4.125% 9/15/20	3,053,000	3,241,874
UnitedHealth Group, Inc.:
2.75% 2/15/23	977,000	958,562
2.875% 3/15/23	7,384,000	7,336,410
WellPoint, Inc. 3.3% 1/15/23	6,513,000	6,506,650
		25,515,653
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	1,911,000	2,015,316
Pharmaceuticals - 0.3%
AbbVie, Inc. 1.75% 11/6/17	5,901,000	5,914,260
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer U.S. Finance LLC:
3% 10/8/21 (e)	$ 3,991,000	$ 4,023,447
3.375% 10/8/24 (e)	2,754,000	2,802,393
Perrigo Finance PLC:
3.5% 12/15/21	1,819,000	1,840,217
3.9% 12/15/24	2,711,000	2,760,590
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	1,998,000	1,990,398
Zoetis, Inc. 3.25% 2/1/23	2,189,000	2,159,291
		21,490,596
TOTAL HEALTH CARE		53,526,922
INDUSTRIALS - 0.5%
Airlines - 0.1%
Continental Airlines, Inc.:
6.545% 8/2/20	600,015	658,516
6.648% 3/15/19	950,116	983,960
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,099,529	1,173,747
8.36% 1/20/19	5,214,661	5,697,017
		8,513,240
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	3,898,000	3,829,785
3.875% 4/1/21	7,380,000	7,416,900
4.25% 9/15/24	6,449,000	6,497,368
4.75% 3/1/20	6,486,000	6,891,375
		24,635,428
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (i)	2,756,000	3,110,794
TOTAL INDUSTRIALS		36,259,462
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.1%
Tyco Electronics Group SA:
2.375% 12/17/18	1,423,000	1,435,262
6.55% 10/1/17	2,336,000	2,629,652
		4,064,914
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - 0.0%
Xerox Corp. 6.4% 3/15/16	$ 2,814,000	$ 2,985,814
TOTAL INFORMATION TECHNOLOGY		7,050,728
MATERIALS - 1.6%
Chemicals - 0.1%
The Dow Chemical Co.:
4.125% 11/15/21	4,751,000	5,019,940
4.25% 11/15/20	2,576,000	2,754,081
		7,774,021
Metals & Mining - 1.5%
Anglo American Capital PLC:
4.125% 4/15/21 (e)	13,940,000	13,986,838
4.125% 9/27/22 (e)	2,677,000	2,650,846
Barrick Gold Corp.:
3.85% 4/1/22	4,256,000	4,095,732
4.1% 5/1/23	62,413,000	60,740,207
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	5,096,000	5,233,633
4.25% 7/17/42 (e)	1,577,000	1,448,498
4.5% 8/13/23 (e)	2,595,000	2,741,498
4.875% 11/4/44 (e)	5,262,000	5,344,424
5.625% 10/18/43 (e)	4,969,000	5,607,238
Freeport-McMoRan, Inc. 3.875% 3/15/23	13,597,000	12,819,741
		114,668,655
TOTAL MATERIALS		122,442,676
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 4.3%
AT&T, Inc.:
5.35% 9/1/40	3,622,000	3,921,978
5.55% 8/15/41	20,803,000	23,180,783
6.3% 1/15/38	4,683,000	5,666,093
BellSouth Capital Funding Corp. 7.875% 2/15/30	255,000	342,007
CenturyLink, Inc.:
5.15% 6/15/17	445,000	466,138
6% 4/1/17	1,112,000	1,181,500
6.15% 9/15/19	3,031,000	3,265,903
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Embarq Corp.:
7.082% 6/1/16	$ 3,986,000	$ 4,296,298
7.995% 6/1/36	9,949,000	11,118,008
Verizon Communications, Inc.:
3.45% 3/15/21	20,069,000	20,511,341
4.5% 9/15/20	76,740,000	83,320,992
5.012% 8/21/54 (e)	57,738,000	59,732,790
5.15% 9/15/23	10,000,000	11,042,330
6.1% 4/15/18	16,292,000	18,423,026
6.55% 9/15/43	57,541,000	73,718,595
		320,187,782
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 3.125% 7/16/22	4,003,000	3,949,520
TOTAL TELECOMMUNICATION SERVICES		324,137,302
UTILITIES - 2.9%
Electric Utilities - 1.4%
American Electric Power Co., Inc. 2.95% 12/15/22	2,280,000	2,236,532
American Transmission Systems, Inc. 5% 9/1/44 (e)	2,832,000	3,029,574
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,561,000	4,129,713
6.4% 9/15/20 (e)	11,217,000	13,099,291
Edison International 3.75% 9/15/17	2,719,000	2,869,915
FirstEnergy Corp.:
2.75% 3/15/18	8,367,000	8,432,355
4.25% 3/15/23	28,183,000	29,079,614
7.375% 11/15/31	9,895,000	11,976,572
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,455,000	13,791,808
LG&E and KU Energy LLC:
2.125% 11/15/15	3,110,000	3,137,735
3.75% 11/15/20	612,000	638,289
Pennsylvania Electric Co. 6.05% 9/1/17	4,760,000	5,268,854
PPL Capital Funding, Inc. 3.4% 6/1/23	3,328,000	3,334,250
TECO Finance, Inc. 5.15% 3/15/20	1,651,000	1,843,551
		102,868,053
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.1%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	$ 2,735,000	$ 2,941,763
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,578,000	1,640,931
		4,582,694
Multi-Utilities - 1.4%
Dominion Resources, Inc.:
2.5566% 9/30/66 (i)	20,979,000	19,725,526
7.5% 6/30/66 (i)	5,100,000	5,380,500
NiSource Finance Corp.:
4.45% 12/1/21	2,156,000	2,329,560
5.25% 2/15/43	5,536,000	6,346,088
5.45% 9/15/20	6,486,000	7,298,774
5.8% 2/1/42	2,772,000	3,373,643
5.95% 6/15/41	5,116,000	6,394,765
Puget Energy, Inc.:
5.625% 7/15/22	8,958,000	10,365,553
6% 9/1/21	8,731,000	10,213,934
6.5% 12/15/20	2,803,000	3,294,060
Sempra Energy:
2.3% 4/1/17	5,425,000	5,525,059
4.05% 12/1/23	21,085,000	22,306,053
Wisconsin Energy Corp. 6.25% 5/15/67 (i)	3,850,000	3,869,058
		106,422,573
TOTAL UTILITIES		213,873,320
TOTAL NONCONVERTIBLE BONDS (Cost $2,586,262,910)		2,703,453,934
U.S. Treasury Obligations - 25.1%

U.S. Treasury Bonds 3.125% 8/15/44 (h)	227,285,000	244,686,394
U.S. Treasury Notes:
0.625% 12/31/16	143,368,000	143,222,338
0.875% 10/15/17	604,351,000	601,848,383
U.S. Treasury Obligations - continued
	Principal Amount	Value
U.S. Treasury Notes: - continued
0.875% 11/15/17 (d)(g)	$ 626,270,000	$ 622,992,091
1% 12/15/17 (d)	264,692,000	264,092,208
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,860,444,679)		1,876,841,414
U.S. Government Agency - Mortgage Securities - 26.0%

Fannie Mae - 18.4%
1.688% 5/1/34 (i)	1,123,297	1,161,953
1.753% 9/1/33 (i)	502,316	520,992
1.91% 12/1/34 (i)	106,156	111,608
1.91% 3/1/35 (i)	71,510	74,729
2.051% 5/1/33 (i)	16,200	17,051
2.053% 6/1/36 (i)	139,802	149,721
2.177% 7/1/35 (i)	477,064	506,000
2.283% 11/1/36 (i)	1,205,057	1,285,827
2.333% 3/1/35 (i)	47,215	50,609
2.354% 7/1/35 (i)	137,815	146,644
2.36% 8/1/36 (i)	1,924,442	2,062,752
2.389% 7/1/37 (i)	189,750	203,314
2.421% 10/1/33 (i)	70,324	74,870
2.439% 5/1/36 (i)	399,754	428,484
2.5% 5/1/27 to 8/1/43	51,169,453	51,698,234
2.5% 1/1/30 (f)	20,000,000	20,368,748
2.5% 1/1/30 (f)	20,000,000	20,368,748
2.5% 1/1/30 (f)	7,600,000	7,740,124
2.5% 1/1/30 (f)	11,500,000	11,712,030
2.502% 3/1/36 (i)	369,019	395,540
2.588% 5/1/35 (i)	196,551	210,677
2.838% 3/1/36 (i)	623,972	668,816
3% 1/1/30 (f)	12,400,000	12,890,187
3% 9/1/42 to 2/1/44	296,495,532	300,453,926
3.5% 12/1/25 to 7/1/44	142,116,934	148,582,702
3.5% 1/1/30 (f)	43,000,000	45,428,829
3.5% 1/1/30 (f)	29,300,000	30,954,993
3.5% 1/1/45 (f)	52,500,000	54,764,068
3.5% 1/1/45 (f)	35,400,000	36,926,629
3.5% 1/1/45 (f)	11,500,000	11,995,939
3.5% 1/1/45 (f)	8,000,000	8,345,001
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 1/1/45 (f)	$ 2,700,000	$ 2,816,438
4% 8/1/40 to 6/1/44	192,233,880	205,761,917
4% 1/1/45 (f)	10,900,000	11,639,155
4% 1/1/45 (f)	10,800,000	11,532,374
4% 1/1/45 (f)	6,600,000	7,047,562
4% 2/1/45 (f)	5,700,000	6,070,945
4.5% 4/1/39 to 1/1/43 (f)	108,187,038	117,718,793
4.5% 1/1/45 (f)	31,100,000	33,770,193
4.5% 1/1/45 (f)	8,900,000	9,664,139
5% 10/1/21 to 10/1/41	9,529,807	10,462,453
5% 1/1/45 (f)	38,500,000	42,536,779
5.5% 10/1/17 to 9/1/41	95,254,344	106,572,497
6% 5/1/15 to 1/1/42	35,103,957	39,759,956
6.5% 6/1/15 to 11/1/16	29,223	30,302
7% 3/1/15 to 6/1/32	1,601,019	1,843,024
7.5% 2/1/22 to 11/1/31	1,267,843	1,501,226
8% 6/1/29	667	806
TOTAL FANNIE MAE		1,379,028,304
Freddie Mac - 3.6%
2.03% 4/1/35 (i)	1,019,768	1,079,462
2.3% 5/1/35 (i)	599,927	640,174
2.373% 1/1/35 (i)	58,195	61,942
3% 11/1/42 to 11/1/44	9,911,221	10,044,783
3.136% 10/1/35 (i)	177,558	190,319
3.5% 4/1/42 to 11/1/44 (f)	74,020,679	77,152,051
4% 6/1/24 to 8/1/44	94,891,632	101,515,705
4% 1/1/45 (f)	14,600,000	15,567,086
4.5% 7/1/25 to 10/1/41 (h)	38,923,317	42,435,586
5% 4/1/38 to 7/1/41	10,723,665	11,877,133
5.5% 8/1/23 to 10/1/39	950,826	1,065,934
6% 7/1/37 to 8/1/37	1,244,966	1,410,208
6.5% 9/1/39	2,197,913	2,483,512
7.5% 11/1/16 to 6/1/32	553,444	649,067
8% 7/1/25 to 10/1/27	25,528	30,230
8.5% 2/1/19 to 5/1/22	1,906	2,186
TOTAL FREDDIE MAC		266,205,378
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - 4.0%
3% 2/20/43 to 8/20/44	$ 4,227,142	$ 4,331,844
3% 1/1/45 (f)	700,000	716,023
3.5% 1/15/41 to 8/20/43	92,774,654	97,577,778
3.5% 1/1/45 (f)	15,700,000	16,486,162
3.5% 1/1/45 (f)	21,200,000	22,261,569
4% 9/20/40 to 8/15/43	37,046,625	39,918,816
4% 1/1/45 (f)	6,700,000	7,182,032
4% 1/1/45 (f)	18,700,000	20,045,373
4% 1/1/45 (f)	26,600,000	28,513,740
4.5% 5/15/39 to 4/15/41	33,438,962	36,789,980
5% 3/15/39 to 9/15/41	10,230,614	11,445,621
5.5% 11/20/33 to 12/15/38	7,382,806	8,344,857
7% 6/15/24 to 9/15/32	3,015,138	3,528,282
7.5% 3/15/22 to 8/15/28	750,559	866,287
8% 4/15/24 to 12/15/25	64,088	74,729
8.5% 8/15/29 to 11/15/31	100,672	122,580
TOTAL GINNIE MAE		298,205,673
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,915,370,543)		1,943,439,355
Asset-Backed Securities - 1.7%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.6253% 4/25/35 (i)	431,966	375,654
Airspeed Ltd. Series 2007-1A Class C1, 2.6608% 6/15/32 (e)(i)	3,944,446	2,366,668
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2053% 12/25/33 (i)	34,611	31,886
Series 2004-R2 Class M3, 0.9803% 4/25/34 (i)	58,421	41,245
Series 2005-R2 Class M1, 0.6195% 4/25/35 (i)	156,907	156,714
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.932% 3/25/34 (i)	31,145	29,415
Series 2006-W4 Class A2C, 0.3295% 5/25/36 (i)	768,709	268,797
Capital Auto Receivables Asset Trust Series 2014-2 Class D, 2.81% 8/20/19	3,022,000	3,020,132
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3095% 12/25/36 (i)	1,172,000	776,214
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4195% 3/25/32 (MGIC Investment Corp. Insured) (i)	$ 16,339	$ 14,597
Series 2004-3 Class M4, 1.6245% 4/25/34 (i)	49,578	42,985
Series 2004-4 Class M2, 0.9645% 6/25/34 (i)	83,392	76,448
Series 2004-7 Class AF5, 5.868% 1/25/35	2,279,340	2,333,553
Fannie Mae Series 2004-T5 Class AB3, 0.9166% 5/28/35 (i)	25,289	23,598
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.327% 8/25/34 (i)	189,000	166,564
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.9945% 3/25/34 (i)	6,460	5,923
Fremont Home Loan Trust Series 2005-A Class M4, 1.1895% 1/25/35 (i)	225,345	130,508
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6129% 2/25/47 (e)(i)	952,644	817,630
GE Business Loan Trust Series 2003-1 Class A, 0.5908% 4/15/31 (e)(i)	30,293	29,189
Grain Spectrum Funding II LLC Series 2014-1 3.29% 10/10/34 (e)	6,696,000	6,730,819
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.4895% 8/25/33 (i)	631,492	597,755
Series 2003-3 Class M1, 1.4595% 8/25/33 (i)	322,267	311,636
Series 2003-5 Class A2, 0.8695% 12/25/33 (i)	21,396	20,264
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3595% 1/25/37 (i)	805,000	507,826
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.2853% 11/25/36 (i)	438,708	434,894
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5846% 12/27/29 (i)	127,371	126,767
Long Beach Mortgage Loan Trust Series 2003-3 Class M1, 1.2945% 7/25/33 (i)	2,687,188	2,534,076
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.1445% 7/25/34 (i)	43,497	39,646
Series 2006-FM1 Class A2B, 0.2653% 4/25/37 (i)	294,015	271,275
Series 2006-OPT1 Class A1A, 0.6895% 6/25/35 (i)	603,256	578,014
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.8495% 8/25/34 (i)	37,283	34,586
Series 2005-NC1 Class M1, 0.8295% 1/25/35 (i)	234,680	221,576
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.6795% 9/25/35 (i)	928,000	804,251
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.0445% 9/25/34 (i)	346,000	324,943
Class M4, 2.3445% 9/25/34 (i)	444,000	282,659
Asset-Backed Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.9695% 4/25/33 (i)	$ 3,323	$ 3,094
Santander Drive Auto Receivables Trust:
Series 2013-5 Class D, 2.73% 10/15/19	7,909,000	7,929,413
Series 2014-1 Class D, 2.91% 4/15/20	7,746,000	7,766,403
Series 2014-4:
Class C, 2.6% 11/16/20	4,282,000	4,289,185
Class D, 3.1% 11/16/20	7,371,000	7,380,442
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1906% 6/15/33 (i)	510,997	491,388
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (e)	11,826,174	11,849,826
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.8945% 9/25/34 (i)	30,012	25,958
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0295% 9/25/34 (i)	18,730	16,720
Truman Capital Mortgage Loan Trust:
Series 2014-NPL2 Class A1, 3.125% 6/25/54 (e)	5,871,855	5,864,201
Series 2014-NPL3 Class A1, 3.125% 4/25/53 (e)	8,111,632	8,101,461
Vericrest Opportunity Loan Transferee Series 2014-NPL9 Class A1, 3.375% 11/25/54 (e)	8,497,695	8,457,305
Vericrest Opportunity Loan Trust:
Series 2014-NP10 Class A1, 3.375% 10/25/54 (e)	8,505,091	8,493,414
Series 2014-NPL7 Class A1, 3.125% 8/27/57 (e)	28,874,235	28,833,927
TOTAL ASSET-BACKED SECURITIES (Cost $125,652,775)		124,031,444
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Granite Master Issuer PLC floater:
Series 2006-4 Class M1, 0.5055% 12/20/54 (i)	515,000	499,550
Series 2007-1:
Class 1M1, 0.4655% 12/20/54 (i)	785,000	754,385
Class 2M1, 0.6655% 12/20/54 (i)	4,428,000	4,315,086
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6808% 1/20/44 (i)	279,947	284,854
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.3795% 5/25/47 (i)	304,884	275,052
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.3395% 2/25/37 (i)	474,213	432,755
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.4595% 7/25/35 (i)	1,954,173	1,850,444
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B5, 2.5117% 6/10/35 (e)(i)	$ 154,205	$ 141,107
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (i)	16,290	15,577
TOTAL PRIVATE SPONSOR		8,568,810
U.S. Government Agency - 0.1%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	1,728,226	1,872,427
Series 1999-57 Class PH, 6.5% 12/25/29	1,461,457	1,681,080
TOTAL U.S. GOVERNMENT AGENCY		3,553,507
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,427,711)		12,122,317
Commercial Mortgage Securities - 7.0%

Asset Securitization Corp. Series 1997-D5 Class PS1, 1.5603% 2/14/43 (i)(j)	1,556,357	29,373
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44	3,826,590	4,027,452
Series 2006-5 Class A2, 5.317% 9/10/47	1,921,695	1,921,073
Series 2007-3 Class A3, 5.785% 6/10/49 (i)	5,749,318	5,762,122
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1.4445% 12/25/33 (e)(i)	23,206	20,932
Series 2005-3A:
Class A2, 0.5695% 11/25/35 (e)(i)	157,501	141,743
Class M2, 0.6595% 11/25/35 (e)(i)	34,350	26,807
Class M3, 0.6795% 11/25/35 (e)(i)	30,788	23,397
Class M4, 0.7695% 11/25/35 (e)(i)	38,421	28,844
Series 2005-4A:
Class A2, 0.5595% 1/25/36 (e)(i)	567,452	504,524
Class B1, 1.5695% 1/25/36 (e)(i)	21,758	9,925
Class M1, 0.6195% 1/25/36 (e)(i)	183,156	146,137
Class M2, 0.6395% 1/25/36 (e)(i)	54,781	42,874
Class M3, 0.6695% 1/25/36 (e)(i)	80,235	60,460
Class M4, 0.7795% 1/25/36 (e)(i)	41,777	30,496
Class M5, 0.8195% 1/25/36 (e)(i)	41,777	29,466
Class M6, 0.8695% 1/25/36 (e)(i)	44,544	29,828
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2006-1:
Class A2, 0.5295% 4/25/36 (e)(i)	$ 90,809	$ 79,229
Class M6, 0.8095% 4/25/36 (e)(i)	30,566	20,873
Series 2006-2A:
Class M1, 0.4795% 7/25/36 (e)(i)	80,377	62,424
Class M2, 0.4995% 7/25/36 (e)(i)	56,650	42,505
Class M3, 0.5195% 7/25/36 (e)(i)	44,489	31,504
Class M4, 0.5895% 7/25/36 (e)(i)	29,956	20,148
Class M5, 0.6395% 7/25/36 (e)(i)	36,778	22,805
Series 2006-3A Class M4, 0.5995% 10/25/36 (e)(i)	31,002	3,599
Series 2006-4A:
Class A2, 0.4395% 12/25/36 (e)(i)	1,318,891	1,098,910
Class M1, 0.4595% 12/25/36 (e)(i)	95,242	64,677
Class M2, 0.4795% 12/25/36 (e)(i)	60,458	33,328
Class M3, 0.5095% 12/25/36 (e)(i)	61,286	26,339
Series 2007-1 Class A2, 0.4395% 3/25/37 (e)(i)	247,516	203,603
Series 2007-2A:
Class A1, 0.4395% 7/25/37 (e)(i)	1,063,975	904,636
Class A2, 0.4895% 7/25/37 (e)(i)	996,693	789,686
Class M1, 0.5395% 7/25/37 (e)(i)	333,561	96,754
Class M2, 0.5795% 7/25/37 (e)(i)	128,293	15,559
Class M3, 0.6595% 7/25/37 (e)(i)	96,862	6,532
Series 2007-3:
Class A2, 0.4595% 7/25/37 (e)(i)	357,701	299,741
Class M1, 0.4795% 7/25/37 (e)(i)	187,193	141,254
Class M2, 0.5095% 7/25/37 (e)(i)	198,587	114,417
Class M3, 0.5395% 7/25/37 (e)(i)	325,146	123,993
Class M4, 0.6695% 7/25/37 (e)(i)	509,897	156,204
Class M5, 0.7695% 7/25/37 (e)(i)	244,029	41,290
Series 2007-4A:
Class M1, 1.102% 9/25/37 (e)(i)	96,222	17,376
Class M2, 1.202% 9/25/37 (e)(i)	40,417	4,743
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7108% 3/15/22 (e)(i)	70,134	70,134
Class J, 0.8608% 3/15/22 (e)(i)	271,000	270,027
Series 2006-T24 Class A4, 5.537% 10/12/41	4,137,964	4,364,567
C-BASS Trust floater Series 2006-SC1 Class A, 0.4253% 5/25/36 (e)(i)	235,686	225,134
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 2.8% 12/15/27 (e)(i)	3,067,000	3,067,966
Commercial Mortgage Securities - continued
	Principal Amount	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A5, 5.617% 10/15/48	$ 5,772,043	$ 6,066,665
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.0108% 4/15/17 (e)(i)	82,454	82,578
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C5 Class A3, 5.311% 12/15/39	32,314,577	34,051,227
Series 2007-C3 Class A4, 5.8922% 6/15/39 (i)	19,410,457	20,733,241
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	10,000,000	10,786,480
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class F, 0.4808% 2/15/22 (e)(i)	33,969	33,835
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	20,358,449	21,634,476
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	30,887,678	32,947,207
Series 2006-GG7 Class A4, 6.0135% 7/10/38 (i)	5,298,068	5,538,033
GS Mortgage Securities Corp. II Series 2006-GG6 Class A4, 5.553% 4/10/38 (i)	5,783,000	5,934,295
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	2,753,823	2,932,031
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,550,000	1,566,812
Class DFX, 4.4065% 11/5/30 (e)	14,762,000	15,102,713
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4408% 11/15/18 (e)(i)	66,388	65,714
Class F, 0.4908% 11/15/18 (e)(i)	163,317	158,798
Class G, 0.5208% 11/15/18 (e)(i)	141,898	136,934
Class H, 0.6608% 11/15/18 (e)(i)	108,791	104,319
Series 2014-BXH:
Class C, 1.8108% 4/15/27 (e)(i)	2,472,000	2,468,173
Class D, 2.4108% 4/15/27 (e)(i)	5,271,000	5,251,012
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	5,360,000	5,636,715
Series 2007-CB18 Class A4, 5.44% 6/12/47	18,858,899	20,052,139
Series 2007-LD11 Class A4, 5.9746% 6/15/49 (i)	87,242,206	93,659,917
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.1009% 7/15/44 (i)	4,440,000	4,810,305
LB-UBS Commercial Mortgage Trust sequential payer Series 2007-C1 Class A4, 5.424% 2/15/40	11,113,906	11,901,349
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust Series 2007-C1 Class A4, 6.0273% 6/12/50 (i)	$ 4,610,000	$ 4,951,398
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2006-4 Class A3, 5.172% 12/12/49 (i)	2,458,154	2,601,959
Series 2007-5 Class A4, 5.378% 8/12/48	18,146,314	19,276,793
Series 2007-6 Class A4, 5.485% 3/12/51 (i)	11,060,000	11,874,005
Series 2007-7 Class A4, 5.81% 6/12/50 (i)	1,113,000	1,201,901
Series 2007-7 Class B, 5.9329% 6/12/50 (i)	1,365,000	58,045
Morgan Stanley Capital I Trust:
floater Series 2007-XLFA:
Class D, 0.351% 10/15/20 (e)(i)	434,000	428,630
Class E, 0.411% 10/15/20 (e)(i)	542,000	532,584
Class F, 0.461% 10/15/20 (e)(i)	326,000	318,706
Class G, 0.501% 10/15/20 (e)(i)	402,000	389,991
Class H, 0.591% 10/15/20 (e)(i)	253,000	240,382
Class J, 0.741% 10/15/20 (e)(i)	146,169	131,571
Series 2006-T23 Class A3, 5.9824% 8/12/41 (i)	1,888,755	1,887,836
Series 2007-HQ12 Class A4, 5.7725% 4/12/49 (i)	4,350,000	4,514,822
Series 2007-IQ14 Class B, 5.9045% 4/15/49 (i)	3,845,000	336,168
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	4,521,834	1,573,286
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.522% 9/15/21 (e)(i)	117,783	115,478
Class J, 0.762% 9/15/21 (e)(i)	257,000	246,831
Series 2007-WHL8 Class F, 0.6408% 6/15/20 (e)(i)	1,931,000	1,829,970
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	52,370,182	55,888,762
Series 2007-C31:
Class A4, 5.509% 4/15/47	36,310,000	38,243,326
Class A5, 5.5% 4/15/47	6,261,000	6,746,722
Series 2007-C33 Class A4, 6.1399% 2/15/51 (i)	34,917,076	37,307,813
Series 2005-C19 Class B, 4.892% 5/15/44	5,000,000	5,050,240
Series 2007-C31 Class C, 5.8613% 4/15/47 (i)	4,335,000	4,253,307
Series 2007-C31A Class A2, 5.421% 4/15/47	212,559	212,417
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $543,515,735)		527,123,321
Municipal Securities - 1.8%
	Principal Amount	Value
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (i)	$ 1,400,000	$ 1,417,724
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	1,130,000	1,673,756
7.3% 10/1/39	9,490,000	13,978,675
7.625% 3/1/40	2,235,000	3,430,725
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2010 C1, 7.781% 1/1/35	1,575,000	1,869,242
Series 2012 B, 5.432% 1/1/42	1,125,000	1,059,694
6.314% 1/1/44	35,655,000	37,770,768
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	830,000	866,147
5.1% 6/1/33	34,575,000	34,322,257
Series 2010-1, 6.63% 2/1/35	4,970,000	5,533,250
Series 2010-3:
6.725% 4/1/35	5,945,000	6,650,790
7.35% 7/1/35	3,225,000	3,793,406
Series 2011:
5.365% 3/1/17	250,000	267,638
5.665% 3/1/18	4,025,000	4,407,496
5.877% 3/1/19	6,450,000	7,121,574
Series 2013:
1.84% 12/1/16	5,060,000	5,067,438
3.6% 12/1/19	4,360,000	4,352,806
TOTAL MUNICIPAL SECURITIES (Cost $129,251,932)		133,583,386
Foreign Government and Government Agency Obligations - 0.5%

Brazilian Federative Republic 4.25% 1/7/25	6,820,000	6,820,000
United Mexican States 3.5% 1/21/21	30,362,000	30,999,602
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $37,197,211)		37,819,602
Bank Notes - 0.1%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $11,482,727)	11,512,000	11,561,513
Money Market Funds - 7.7%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (a) (Cost $578,627,998)	578,627,998	$ 578,627,998
Cash Equivalents - 5.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.06%, dated 12/31/14 due 1/2/15 (Collateralized by U.S. Government Obligations) # (b) (Cost $379,151,000)	$ 379,152,315	379,151,000
TOTAL INVESTMENT PORTFOLIO - 111.4% (Cost $8,178,385,221)		8,327,755,284
NET OTHER ASSETS (LIABILITIES) - (11.4)% (c)		(855,366,965)
NET ASSETS - 100%		$ 7,472,388,319
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 1/1/30	$ (29,300,000)	(30,954,993)
3.5% 1/1/30	(29,300,000)	(30,954,993)
3.5% 1/1/45	(19,100,000)	(19,923,689)
3.5% 1/1/45	(19,000,000)	(19,819,377)
3.5% 1/1/45	(8,000,000)	(8,345,001)
3.5% 1/1/45	(10,200,000)	(10,639,876)
3.5% 1/1/45	(8,000,000)	(8,345,001)
3.5% 1/1/45	(2,700,000)	(2,816,438)
4% 1/1/45	(5,700,000)	(6,086,531)
4.5% 1/1/45	(8,900,000)	(9,664,139)
4.5% 1/1/45	(8,900,000)	(9,664,139)
TOTAL FANNIE MAE		(157,214,177)
Freddie Mac
3.5% 1/1/45	(14,700,000)	(15,291,321)
4% 1/1/45	(14,600,000)	(15,567,086)
TOTAL FREDDIE MAC		(30,858,407)
Ginnie Mae
3.5% 1/1/45	(8,600,000)	(9,030,636)
TOTAL TBA SALE COMMITMENTS (Proceeds $196,798,895)		$ (197,103,220)

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Deutsche Bank AG		Dec. 2018	Credit Suisse International	(1%)	$ 6,500,000	$ (106,317)	$ (265,722)	$ (372,039)
Deutsche Bank AG		Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	4,259,546	(70,288)	(206,725)	(277,013)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500,000	(99,575)	(440,897)	(540,472)
National Australia Bank Ltd		Dec. 2018	Credit Suisse International	(1%)	6,500,000	(99,575)	(378,903)	(478,478)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	4,411,000	(308,590)	40,569	(268,021)
Societe Generale		Dec. 2017	Credit Suisse International	(3%)	4,412,000	(308,660)	107,302	(201,358)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	4,412,000	(65,964)	(142,816)	(208,780)
UFJ Finance Aruba AEC		Mar. 2018	Credit Suisse International	(1%)	5,000,000	(74,756)	(71,732)	(146,488)
TOTAL BUY PROTECTION						(1,133,725)	(1,358,924)	(2,492,649)
Swaps - continued
Credit Default Swaps - continued
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/(Paid)	Notional Amount(2)	Value (1)	Upfront Premium Received/(Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Countrywide Home Loans Inc Series 2003-BC1 Class B1	Ca	Apr. 2032	Merrill Lynch International	4.29%	$ 8,098	$ (990)	$ 0	$ (990)
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Capital Group, Inc.	5.10%	173,429	(129,230)	0	(129,230)
Morgan Stanley ABS Capital I Inc Series 2004-NC6 Class M3	Ca	Aug. 2034	Barclays Bank PLC	1.545%	134,368	(21,747)	0	(21,747)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch International	4.60%	147,771	(59,663)	0	(59,663)
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class M6	C	Oct. 2034	Barclays Bank PLC	1.475%	155,362	(23,177)	0	(23,177)
TOTAL SELL PROTECTION						(234,807)	0	(234,807)
TOTAL CREDIT DEFAULT SWAPS						$ (1,368,532)	$ (1,358,924)	$ (2,727,456)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Includes investment made with cash collateral received from securities on loan.
(c) Includes cash collateral of $400 from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $402,849,078 or 5.4% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $1,696,076.

(h) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $450,641.

(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$379,151,000 due 1/02/15 at 0.06%
BNP Paribas Securities Corp.	$ 171,359,188
Barclays Capital, Inc.	20,058,395
Commerz Markets LLC	141,809,000
Credit Agricole CIB New York Branch	34,262,145
Mizuho Securities USA, Inc.	11,662,272
$ 379,151,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 150,934
Other Information

The following is a summary of the inputs used, as of December 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 2,703,453,934	$ -	$ 2,703,453,934	$ -
U.S. Government and Government Agency Obligations	1,876,841,414	-	1,876,841,414	-
U.S. Government Agency - Mortgage Securities	1,943,439,355	-	1,943,439,355	-
Asset-Backed Securities	124,031,444	-	124,031,444	-
Collateralized Mortgage Obligations	12,122,317	-	11,981,210	141,107
Commercial Mortgage Securities	527,123,321	-	525,418,464	1,704,857
Municipal Securities	133,583,386	-	133,583,386	-
Foreign Government and Government Agency Obligations	37,819,602	-	37,819,602	-
Bank Notes	11,561,513	-	11,561,513	-
Money Market Funds	578,627,998	578,627,998	-	-
Cash Equivalents	379,151,000	-	379,151,000	-
Total Investments in Securities:	$ 8,327,755,284	$ 578,627,998	$ 7,747,281,322	$ 1,845,964
Derivative Instruments:
Liabilities
Swaps	$ (1,368,532)	$ -	$ (1,368,532)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (197,103,220)	$ -	$ (197,103,220)	$ -
Income Tax Information

At December 31, 2014, the cost of investment securities for income tax purposes was $8,173,195,282. Net unrealized appreciation aggregated $154,560,002, of which $202,489,475 related to appreciated investment securities and $47,929,473 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Directors (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 2, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 2, 2015